Commitments and Contingencies (Details Narrative) - USD ($)								3 Months Ended	12 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	Jul. 29, 2020	Jul. 29, 2020	Sep. 30, 2019	Sep. 13, 2017	Aug. 22, 2017	Aug. 31, 2020	May 31, 2020	Jul. 02, 2020	May 31, 2019	Jan. 01, 2019
Other Commitments [Line Items]
Number of shares issued under purchase option					6,465,617
Weighted average discount rate	10.40%							10.40%	10.40%
Weighted average remaining lease term	41 months							41 months	41 months
Operating lease right-of-use assets	$ 441,986							$ 441,986	$ 490,984		$ 100,146	$ 500,000
Operating lease liabilities	441,985							$ 441,985	490,983
Operating lease expense									$ 56,000
Number of common stock shares issued				757,000				250,000
Accrued interest	216,625		$ 150,000	$ 150,000				$ 216,625		$ 15,000
Number of common stock shares issued for services									5,899
Operating Lease Liabilities [Member]
Other Commitments [Line Items]
Operating lease liabilities	$ 441,986							$ 441,986	$ 488,778
Underwriter [Member]
Other Commitments [Line Items]
Sale of stock, price per share	$ 13.00							$ 13.00	$ 13.00
Jed Kaplan [Member]
Other Commitments [Line Items]
Cash bonus			75,000	$ 75,000					$ 216,625
Number of common stock shares issued	45,000	320,000
Accrued interest	$ 75,000							$ 75,000	$ 75,000
Jed Kaplan [Member] | Kaplan 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary			$ 5,000
Number of shares of common stock fully vested upon grant			15,000	15,000
Cash bonus			$ 50,000	$ 50,000
Initial term			1 year
Board of Directors [Member]
Other Commitments [Line Items]
Number of common stock shares issued									250,000
Mr. Franklin [Member]
Other Commitments [Line Items]
Number of shares of common stock fully vested upon grant			250,000	250,000
Cash bonus	$ 216,625		$ 75,000	$ 75,000				216,625	$ 216,625
Number of common stock shares issued	16,500	271,000
Accrued interest	$ 75,000							75,000	75,000
Mr. Franklin [Member] | Franklin 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary			$ 12,500
Number of shares of common stock fully vested upon grant			6,250	6,250
Cash bonus			$ 50,000	$ 50,000
Employee and Directors [Member]
Other Commitments [Line Items]
Accrued interest									166,675
Number of common stock shares issued for services			192,000
Initial Public Offering [Member]
Other Commitments [Line Items]
Market value of shares held	$ 15,000,000							15,000,000	15,000,000
Aggregate exercise price of unit sold to underwriters									$ 100
Number of shares issued under purchase option							5,000,000		250,000
Options exercisable, per unit									11.50
Sale of stock, price per share							$ 10.00
Weighted average discount rate									12.00%
Initial Public Offering [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters								$ 100
Number of shares issued under purchase option						200,000		250,000
Options exercisable, per unit	11.50							11.50
Over-Allotment Option [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters								$ 2,990,000	$ 2,990,000
Number of shares issued under purchase option								260,000	260,000